Annual Fund Operating Expenses - Class A - DWS CROCI International VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.88%